Segment information	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Segment information	2. Segment information

Segmental reporting
Following the demerger of the Ice Cream business, the Group’s operating and reportable segments are the four Business Groups of Beauty & Wellbeing, Personal
Care, Home Care and Foods (previously reported as Nutrition). The segmental disclosure provided is consistent with information reviewed by our chief operating decision-maker, the Unilever Leadership Executive.

Beauty & Wellbeing	■primarily sales of hair care (shampoo, conditioner, styling), skin care (face, hand and body moisturisers), and includes Prestige Beauty and Wellbeing.
Personal Care	■primarily sales of skin cleansing (soap, shower), deodorant and oral care (toothpaste, toothbrush, mouthwash) products.
Home Care	■primarily sales of fabric care (washing powders and liquids, rinse conditioners) and a wide range of home and hygiene cleaning products.
Foods (previously Nutrition)	■primarily sales of cooking aids & mini-meals (soups, bouillons, seasonings), condiments (mayonnaise, ketchup) and Unilever Food Solutions.
Revenue
Turnover comprises sales of goods after the deduction of discounts, sales taxes and estimated returns. It does not include sales between group companies.
Discounts given by Unilever include rebates, price reductions and incentives given to customers, promotional couponing and trade communication costs, and are based on the contractual arrangements with each customer. Discounts can either be immediately deducted from the sales value on the invoice or off-invoice and settled later through credit notes when the precise amounts are known. Amounts provided for discounts at the end of a period require estimation; historical data and accumulated experience are used to assess the provision using the most likely amount method and in most instances, the discount can be recognised using known facts with a high level of accuracy. Any differences between actual amounts settled and the amounts provided are recognised in the subsequent reporting period and are not material year-on-year. Rebate accruals, representing the unsettled portion of variable consideration due back to customers not yet invoiced, totalled €3,481 million at 31 December 2025 (2024: €3,815 million; 2023: €3,816 million).
Customer contracts generally contain a single performance obligation and turnover is recognised when control of the products being sold has transferred to our customer, as there are no longer any unfulfilled obligations to the customer. This is generally on delivery to the customer but depending on individual customer terms, this can be at the time of dispatch, delivery or upon formal customer acceptance. This is considered the appropriate point where the performance obligations in our contracts are satisfied as Unilever no longer has control over the inventory.
Our customers have the contractual right to return goods only when authorised by Unilever. If material, an estimate is made of goods that will be returned, and a liability is recognised for this amount. An asset is then recorded for the corresponding inventory that is estimated to return to Unilever using a best estimate based on accumulated experience. Our customers are distributors who may be able to return unsold goods in consignment arrangements.
Underlying operating profit
Underlying operating profit means operating profit before the impact of non-underlying items within operating profit. Underlying operating profit represents our measure of segment profit or loss as it is the primary measure used for the purpose of making decisions about allocating resources and assessing performance of segments. Items are classified as non-underlying due to their nature and/or frequency of occurrence.

Our segments are comprised of similar product categories. 8 categories (2024: 8; 2023: 8) individually accounted for 5% or more of our revenue in one or more of the last three years. The following table shows the relevant contribution of these categories to Group revenue for the periods shown:

Category	Segment	2025	2024(a)	2023(a)
Fabric	Home Care	17%	17%	18%
Hair Care	Beauty & Wellbeing	12%	12%	12%
Skin Cleansing	Personal Care	12%	12%	12%
Cooking Aids*	Foods	12%	12%	11%
Deodorant	Personal Care	11%	11%	10%
Condiments*	Foods	8%	8%	8%
Skin Care	Beauty & Wellbeing	8%	8%	8%
Home & Hygiene	Home Care	5%	5%	5%
Other		15%	15%	16%
(a)The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
*        Cooking Aids previously reported as Scratch Cooking Aids; Condiments previously reported as Dressings.
2. SEGMENT INFORMATION continued
The Group operating segment information is provided based on four product areas: Beauty & Wellbeing, Personal Care, Home Care and Foods.

	Notes	€ million Beauty & Wellbeing	€ million Personal Care	€ million Home Care	€ million Foods	€ million Total
2025
Turnover		12,848	13,161	11,565	12,929	50,503
Operating profit	3	2,077	2,700	1,512	2,748	9,037
Non-underlying items(b)		394	273	206	174	1,047
Underlying operating profit		2,471	2,973	1,718	2,922	10,084
Share of net profit/(loss) of joint ventures and associates		5	8	8	224	245
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		293	386	296	335	1,310
Share-based compensation and other non-cash charges(c)		83	142	82	90	397
Within non-underlying items:
Impairment and other non-cash charges(d)		54	72	18	17	161
2024(a)
Turnover		13,157	13,618	12,352	13,352	52,479
Operating profit	3	1,970	2,739	1,521	2,599	8,829
Non-underlying items(b)		582	275	264	248	1,369
Underlying operating profit		2,552	3,014	1,785	2,847	10,198
Share of net profit/(loss) of joint ventures and associates		3	5	6	236	250
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		271	362	286	318	1,237
Share-based compensation and other non-cash charges(c)		111	113	100	105	429
Within non-underlying items:
Impairment and other non-cash charges(d)		65	75	195	105	440
2023(a)
Turnover		12,466	13,829	12,181	13,204	51,680
Operating profit	3	2,209	2,957	1,419	2,413	8,998
Non-underlying items(b)		122	(165)	77	47	81
Underlying operating profit		2,331	2,792	1,496	2,460	9,079
Share of net profit/(loss) of joint ventures and associates		1	3	3	221	228
Significant non-cash charges:
Within underlying operating profit:
Depreciation and amortisation		257	328	279	283	1,147
Share-based compensation and other non-cash charges(c)		73	87	64	89	313
Within non-underlying items:
Impairment and other non-cash charges(d)		(6)	4	(40)	(18)	(60)
(a)The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
(b)Non-underlying items include (loss)/gain on disposal of group companies, impairment, restructuring costs, acquisition and disposal-related costs and other one-off items classified separately due to their nature and/or frequency of occurrence (see note 3).
(c)Other non-cash charges within underlying operating profit include movements in provisions from underlying activities, excluding movements arising from non-underlying activities.
(d)Other non-cash charges within non-underlying items includes movements in restructuring provisions and movements in certain legal provisions.
2. SEGMENT INFORMATION continued
The Unilever Group is not reliant on turnover from transactions with any single customer and does not receive 10% or more of its turnover from transactions with any single customer.
Segment assets and liabilities are not provided because they are not reported to or reviewed by our chief operating decision-maker, which is the Unilever Leadership
Executive (ULE).
Turnover and non-current assets for the country of domicile, the United States and India (being the two largest countries outside the home country) and for all other countries are:

	€ million United Kingdom	€ million United States	€ million India	€ million Others	€ million Total
2025
Turnover	2,226	10,497	6,217	31,563	50,503
Non-current assets(b)	3,575	16,807	5,444	18,906	44,732
2024
Turnover(a)	2,202	10,393	6,492	33,392	52,479
Non-current assets(b)	3,830	19,715	6,700	23,296	53,541
2023
Turnover(a)	2,106	10,315	6,516	32,743	51,680
Non-current assets(b)	3,567	18,205	6,436	22,876	51,084
(a)The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
(b)For the purpose of this table, non-current assets include goodwill, intangible assets, property, plant and equipment and other non-current assets as shown on the consolidated balance sheet. Goodwill is attributed to countries where acquired business operated at the time of acquisition; all other assets are attributed to the countries where they were acquired.
No other country had turnover or non-current assets (as shown above) greater than 10% of the Group total.
ADDITIONAL INFORMATION BY GEOGRAPHIES
Although the Group’s operations are managed by product area, we provide additional turnover information based on geographies.

	€ million 2025	€ million 2024(a)	€ million 2023(a)
Asia Pacific Africa	22,427	23,448	23,805
The Americas(b)	18,622	19,605	18,799
Europe	9,454	9,426	9,076
Total	50,503	52,479	51,680
(a)The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
(b)Americas sales in North America were €11,220 million (2024: €11,140 million; 2023: €11,065 million) and in Latin America were €7,402 million (2024: €8,465 million; 2023: €7,732 million).
The Group’s turnover classified by markets is:

	€ million 2025	€ million 2024(a)	€ million 2023(a)
Emerging markets	30,008	32,033	31,570
Developed markets	20,495	20,446	20,110
(a)The 2024 and 2023 comparatives have been restated from those previously published to reflect the demerger of our Ice Cream business (see note 21).
Transactions between the Unilever Group’s geographical regions are immaterial and are carried out on an arm’s length basis.